Weighted average basic and diluted number of common shares outstanding (Tables)	12 Months Ended
Dec. 31, 2020
Weighted average basic and diluted number of common shares outstanding [abstract]
Schedule of Weighted Average Basic and Diluted Number of Common Shares Outstanding
	Year ended	Year ended
	December 31,	December 31,
	2020	2019

Basic weighted average number of shares	103,941,184	71,421,798
Effect of dilutive stock options and warrants	-	-
Diluted weighted average number of shares	103,941,184	71,421,798